Risk and Capital Management - Summary of Financial Assets Individually Evaluated Classified by Rating (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of financial assets individually evaluated classified by rating[Abstract]
Derivatives	R$ 23,466	R$ 22,843	R$ 24,231